IMPAIRMENT TESTING (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IMPAIRMENT TESTING
Projected cash flows calculation period	10 years
Percentage of Inflation	2.00%
Impairment charge arising in current year	$ 71
Discount rate used in calculation based on a Weighted Average Cost of Capital (WACC)	7.50%	8.30%	8.70%